TAXATION (Schedule of Reconciliation between Amount of Income Tax Expenses and Amount Computed by Applying Statutory Tax Rate to Income before Income Taxes) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
Income before income taxes	$ 334,826	$ 368,443	$ 207,709
Income tax at applicable tax rate of 25%	83,707	92,111	51,927
Effect of international tax rate differences	4,208	1,384	453
Non-deductible expenses	8,053	3,492	8,593
Effect of tax holidays or preferential tax rates	(54,757)	(45,902)	(33,077)
Effect of tax rate changes	(4,769)	(15,101)	(1,974)
Investment basis difference in the PRC Domestic Entities	3,884	1,537	10,046
Withholding tax	23,164	28,632	16,867
Changes in valuation allowance	(82)	4,283	1,085
Unrecognized tax benefits	393	(3,120)	(419)
Changes in interest and penalties on unrecognized tax benefits	17,808	2,465	2,404
Effective Income Tax Reconciliation Adjustments Total, Total	$ 81,609	$ 69,781	$ 55,905